EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Nonadjusting event [member] - USD ($) shares in Millions			3 Months Ended	7 Months Ended
	Jul. 26, 2023	Mar. 29, 2023	Mar. 31, 2023	Aug. 09, 2023
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares			95.00%
Convertible debt obligation [member]
IfrsStatementLineItems [Line Items]
Loan Amount				$ 5,900,000
Converted shares				17.3
Principal amount		$ 18,000,000.0
Number of shares issued upon conversion of debt			13.0
Bridge Note [Member]
IfrsStatementLineItems [Line Items]
Net debt	$ 3,200,000
Original issue discount amount	200,000
Payment to bank	1,000,000
Proceeds form loan deposit	2,000,000
Debt amount	$ 4,000,000